Operating segments - Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating segments
Revenue	$ 267,663	$ 183,018	$ 146,314
Royalty	(13,521)	(9,263)	(7,637)
Production costs
Salaries and wages	(35,386)	(31,318)	(27,838)
Consumable materials	(33,827)	(24,437)	(32,489)
Electricity costs	(19,755)	(15,321)	(14,049)
Safety	(1,289)	(1,112)	(1,155)
Share-based payment expense	(1,427)	(434)	(660)
On mine administration	(5,976)	(5,501)	(4,127)
Security	(2,036)	(1,528)	(1,020)
Solar operations and maintenance services	(429)	(595)	(647)
Write down of inventory	(1,063)	(312)	(283)
Pre-feasibility exploration costs	(133)	(186)	(441)
Depreciation	(15,697)	(16,021)	(14,486)
Other income	248	1,090	263
Other expenses	(5,078)	(6,940)	(4,367)
Administrative expenses.
Investor relations	(677)	(743)	(576)
Audit fee	(560)	(566)	(396)
Advisory services fees	(3,023)	(2,547)	(4,406)
Listing fees	(533)	(630)	(749)
Directors fees - Group	(812)	(675)	(571)
Directors fees - Blanket	(63)	(83)	(61)
Employee costs	(7,736)	(6,546)	(6,324)
Employee costs - settlements - Group	(1,120)	(115)	(1,784)
Employee costs - bonuses - Group	(2,562)	(1,483)	(410)
Other office administration cost	(1,229)	(334)	(445)
Information technology and communication cost	(786)	(249)	(241)
Management liability insurance	(396)	(907)	(897)
Travel costs	(983)	(780)	(569)
Cash-settled share-based expense	(839)	(201)	(463)
Equity-settled share-based expense	(203)	(1,054)	(640)
Net foreign exchange (loss) gain	(3,311)	(9,722)	(6,772)
Fair value loss on derivative financial instrument	(6,379)	(831)	(1,119)
Profit on sale of subsidiary	8,540
Finance income	461	26	39
Finance cost	(3,514)	(3,157)	(3,024)
Profit (loss) before tax	106,569	40,543	7,970
Tax expense	(39,058)	(17,489)	(12,810)
Profit (loss) for the year	67,511	23,054	(4,840)
Current (excluding intercompany, including assets held for sale)	94,936	61,318
Non-current (excluding intercompany)	316,959	287,046
Assets held for sale		13,512
Additions on property, plant and equipment (note 18)	31,034	27,581	29,606
Additions on evaluation and exploration assets (note 17)	7,040	4,889
Current (excluding intercompany)	(60,352)	(45,395)
Non-current (excluding intercompany)	(67,997)	(68,505)
Blanket
Operating segments
Revenue	262,230	179,368	140,615
Production costs
Salaries and wages	(33,990)	(30,042)	(25,042)
Consumable materials	(32,852)	(23,653)	(24,087)
Electricity costs	(19,304)	(14,870)	(13,496)
Safety	(1,289)	(1,112)	(1,155)
Share-based payment expense	(1,358)	(412)	(637)
On mine administration	(5,010)	(4,648)	(2,783)
Security	(2,036)	(1,528)	(1,020)
Solar operations and maintenance services	(429)	(595)	(647)
Write down of inventory	(1,063)	(312)	(283)
Pre-feasibility exploration costs	(133)	(186)	(441)
Bilboes oxide mine
Operating segments
Revenue	5,433	3,650	5,699
Production costs
Salaries and wages	(1,396)	(1,276)	(2,796)
Consumable materials	(975)	(784)	(8,402)
Electricity costs	(451)	(451)	(553)
Share-based payment expense	(69)	(22)	(23)
On mine administration	(966)	(853)	(1,344)
Operating segments | Blanket
Operating segments
Revenue	262,230	179,369	140,615
Royalty	(13,160)	(9,081)	(7,318)
Production costs
Salaries and wages	(33,990)	(30,042)	(25,042)
Consumable materials	(33,265)	(23,567)	(22,736)
Electricity costs	(19,304)	(14,870)	(13,496)
Safety	(1,289)	(1,112)	(1,155)
Share-based payment expense	(1,358)	(412)	(1,320)
On mine administration	(4,383)	(4,621)	(2,783)
Security	(2,036)	(1,528)	(1,020)
Solar operations and maintenance services	(429)	(595)	(647)
Write down of inventory	(1,063)	(312)	(283)
Pre-feasibility exploration costs	(133)	(186)	(441)
Depreciation	(16,838)	(16,906)	(15,385)
Other income	251	232	236
Other expenses	(4,639)	(6,750)	(4,353)
Administrative expenses.
Investor relations	(213)	(235)
Audit fee	(442)	(171)	(133)
Advisory services fees	(259)	(107)
Directors fees - Blanket	(63)	(83)	(61)
Employee costs	(1,133)	(779)	(599)
Employee costs - bonuses - Group	(530)	(227)	(92)
Other office administration cost	(611)		(27)
Information technology and communication cost	(245)
Travel costs	(185)
Management fee	(2,769)	(2,924)	(3,468)
Net foreign exchange (loss) gain	(1,949)	(9,739)	(7,451)
Profit on sale of subsidiary	(328)
Finance cost	(2,336)	(3,488)	(3,323)
Profit (loss) before tax	119,531	51,866	29,718
Tax expense	(34,778)	(16,418)	(12,256)
Profit (loss) for the year	84,753	35,448	17,462
Current (excluding intercompany, including assets held for sale)	67,676	59,222
Non-current (excluding intercompany)	213,330	198,400
Assets held for sale		13,512
Additions on property, plant and equipment (note 18)	31,801	28,570
Intercompany balances	65,107	53,342
Current (excluding intercompany)	(40,904)	(36,507)
Non-current (excluding intercompany)	(62,155)	(63,731)
Intercompany balances	(10,720)	(16,727)
Operating segments | South Africa
Operating segments
Revenue	20,311	19,296	17,623
Production costs
Consumable materials	(18,820)	(17,579)	(16,788)
On mine administration	(56)
Depreciation		(152)	(139)
Other income		1	10
Other expenses	(176)
Administrative expenses.
Audit fee	(33)	(36)	(39)
Advisory services fees	(497)	(642)	(252)
Services	2,636	2,159	2,188
Employee costs	(2,619)	(3,408)	(3,428)
Employee costs - settlements - Group	(1,120)	(115)	(1,784)
Employee costs - bonuses - Group	(590)	(659)	(274)
Other office administration cost	(153)	(201)	(245)
Information technology and communication cost	(444)	(240)	(219)
Travel costs	(187)	(232)	(248)
Management fee	2,769	2,924	3,471
Net foreign exchange (loss) gain	923	(168)	(144)
Profit on sale of subsidiary	(266)
Finance income	611	606	39
Finance cost	(27)	(8)	448
Profit (loss) before tax	2,262	1,546	219
Tax expense	(700)	(517)	(235)
Profit (loss) for the year	1,562	1,029	(16)
Current (excluding intercompany, including assets held for sale)	1,412	2,592
Non-current (excluding intercompany)	1,030	1,084
Additions on property, plant and equipment (note 18)	99	441
Intercompany balances	25,737	20,101
Current (excluding intercompany)	(2,840)	(4,032)
Non-current (excluding intercompany)	(153)	(199)
Intercompany balances	(41,977)	(38,179)
Operating segments | Bilboes oxide mine
Operating segments
Revenue	5,433	3,649	5,699
Royalty	(361)	(182)	(319)
Production costs
Salaries and wages	(1,396)	(1,276)	(2,796)
Consumable materials	(975)	(784)	(8,402)
Electricity costs	(451)	(451)	(553)
Share-based payment expense	(69)	(22)
On mine administration	(966)	(853)	(1,344)
Depreciation	(28)
Other income	1	656	1
Other expenses	(124)	(190)	(14)
Administrative expenses.
Audit fee	6	(59)	(43)
Advisory services fees		(50)	(2,002)
Other office administration cost	(101)		(33)
Information technology and communication cost			(23)
Net foreign exchange (loss) gain	(161)	24	97
Finance cost	(1,011)	(411)	(189)
Profit (loss) before tax	(203)	51	(9,921)
Tax expense	(243)
Profit (loss) for the year	(446)	51	(9,921)
Intercompany balances	3,605	671
Operating segments | E&E projects
Administrative expenses.
Audit fee	(13)	(9)	(8)
Advisory services fees		(1)
Finance cost	(313)	(127)	(22)
Profit (loss) before tax	(326)	(137)	(30)
Profit (loss) for the year	(326)	(137)	(30)
Current (excluding intercompany, including assets held for sale)	2,271	596
Non-current (excluding intercompany)	107,588	97,308
Additions on evaluation and exploration assets (note 17)	7,040	4,889
Current (excluding intercompany)	(1,649)	(1,988)
Non-current (excluding intercompany)	(3,875)	(4,089)
Intercompany balances	(89,767)	(77,091)
Inter-group eliminations adjustments
Operating segments
Revenue	(20,311)	(19,296)	(17,623)
Production costs
Consumable materials	19,233	17,493	15,437
Share-based payment expense			660
Depreciation	1,169	1,081	1,079
Other income	(26)	(29)	(1,750)
Administrative expenses.
Investor relations		2	10
Advisory services fees	11	16	10
Services	44	8
Other office administration cost	2	1	(7)
Information technology and communication cost	4	1	2
Travel costs	4	7	2
Management fee			(3)
Cash-settled share-based expense	1,401		660
Equity-settled share-based expense	26
Net foreign exchange (loss) gain	(140)	(23)	(71)
Profit on sale of subsidiary	1,642
Finance income	(2,513)	(2,224)
Finance cost	2,517	2,221	(2)
Profit (loss) before tax	3,063	(742)	(1,596)
Tax expense	96	(78)	(19)
Profit (loss) for the year	3,159	(820)	(1,615)
Current (excluding intercompany, including assets held for sale)	(142)	(1,696)
Non-current (excluding intercompany)	(5,464)	(5,644)
Additions on property, plant and equipment (note 18)	(989)	(1,432)
Intercompany balances	(236,582)	(209,380)
Current (excluding intercompany)	(1)
Non-current (excluding intercompany)	22	(75)
Intercompany balances	236,582	209,380
Corporate and other reconciling amounts
Production costs
On mine administration	(571)	(27)
Depreciation		(44)	(41)
Other income	22	230	1,766
Other expenses	(139)
Administrative expenses.
Investor relations	(464)	(510)	(586)
Audit fee	(78)	(291)	(173)
Advisory services fees	(2,278)	(1,763)	(2,162)
Services	(2,680)	(2,167)	(2,188)
Listing fees	(533)	(630)	(749)
Directors fees - Group	(812)	(675)	(571)
Employee costs	(3,984)	(2,359)	(2,297)
Employee costs - bonuses - Group	(1,442)	(597)	(44)
Other office administration cost	(366)	(134)	(133)
Information technology and communication cost	(101)	(10)	(1)
Management liability insurance	(396)	(907)	(897)
Travel costs	(615)	(555)	(323)
Cash-settled share-based expense	(2,240)	(201)	(1,123)
Equity-settled share-based expense	(229)	(1,054)	(640)
Net foreign exchange (loss) gain	(1,984)	184	797
Fair value loss on derivative financial instrument	(6,379)	(831)	(1,119)
Profit on sale of subsidiary	7,492
Finance income	2,363	1,644
Finance cost	(2,344)	(1,344)	64
Profit (loss) before tax	(17,758)	(12,041)	(10,420)
Tax expense	(3,433)	(476)	(300)
Profit (loss) for the year	(21,191)	(12,517)	$ (10,720)
Current (excluding intercompany, including assets held for sale)	23,719	604
Non-current (excluding intercompany)	475	(4,102)
Additions on property, plant and equipment (note 18)	123	2
Intercompany balances	142,133	135,266
Current (excluding intercompany)	(14,958)	(2,868)
Non-current (excluding intercompany)	(1,836)	(411)
Intercompany balances	$ (94,118)	$ (77,383)